EQUITY-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Aug. 31, 2023	Aug. 19, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares granted			108,040		2,239,129
Common stock shares weighted average exercise price			$ 8.10		$ 4.55
Options vesting term			options have a service vesting condition of 25% cliff after 1 year and then monthly thereafter for 36 months (2.067% per month)		1 year and then monthly thereafter for 36 months (2.067% per month)
Aggregate intrinsic value, outstanding	$ 623,931		$ 623,931
Aggregate intrinsic value of options exercisable	428,953		428,953		$ 7,042,448
Stock-based compensation	291,610	$ 1,841,767	698,590	$ 4,284,468	$ 4,878,655		$ 18,750
Class of Warrant or Right, Outstanding					1,039,885
Warrant exercise price					$ 2.96
Warrants exercised					135,050		310,615
Warrant liabilities	$ 517,899		$ 517,899			[1]
Stock based compensation capitalized							$ 0
Granted			417,376
Granted	35,461		35,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					25.00%
Intrinsic value of the options exercised					$ 225,000		$ 0
Aggregate intrinsic value of options outstanding					$ 9,516,700
Future stock-based compensation for options granted					2,110,824
Future stock-based compensation for options outstanding					2,110,824
Requisite service period					3 years 6 months
Stock based compensation granted					3,066,342		18,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					810,300		0
Weighted average exercise price					$ 3.70
Weighted average exercise price					$ 0.37
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation					$ 1,873,771		$ 0
Software Development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation capitalized					61,458
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 132,223		$ 205,154		31,788
Stock based compensation capitalized		0	$ 205,154	0
Operating Income (Loss) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation capitalized					$ 3,004,884
AFG Companies Inc [Member] | Reseller Warrants [Member] | Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price								$ 10.00	$ 10.00
Fair value per warrant	$ 2.52		$ 2.52					$ 2.52	$ 2.52
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost not yet recognized	$ 1,539,203		$ 1,539,203
Nonvested award, period for recognition			3 years 3 months 10 days
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 0	$ 61,691	$ 0	$ 1,815,496
Warrant exercise price	$ 3.12		$ 3.12
Warrants exercised			54,019
Weighted average exercise price Of warrants exercised			0.38
Warrant liabilities	$ 985,864		$ 985,864
Warrant [Member] | AFG Companies Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	3,750,000		3,750,000
Warrant exercise price	$ 10.00		$ 10.00
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 563,500		$ 563,500
Granted			417,376
Granted	381,915		381,915
Outstanding	35,461		35,461

[1]	Derived from audited information